Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Interest on debts and borrowings	210,918	144,703	74,154
Interest on lease liabilities	7,712	4,923	879
Total finance costs	218,630	149,626	75,033